DEBT OBLIGATIONS - Narrative (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Debt obligations, subject to covenants within next twelve months	$ 20.0	$ 26.6